Expense Example {- Fidelity Advisor Freedom® 2040 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2040 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example:
1 year	$ 671
3 years	874
5 years	1,090
10 years	1,692
Class M
Expense Example:
1 year	473
3 years	732
5 years	1,007
10 years	1,771
Class C
Expense Example:
1 year	278
3 years	550
5 years	943
10 years	2,025
Class I
Expense Example:
1 year	77
3 years	239
5 years	411
10 years	890
Class Z
Expense Example:
1 year	66
3 years	206
5 years	356
10 years	$ 773